UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21583
CLOUGH GLOBAL ALLOCATION FUND
(Exact name of registrant as specified in charter)
1625 Broadway, Suite 2200, Denver, Colorado		80202
(Address of principal executive offices)		(Zip code)

Erin Douglas Clough Global Allocation Fund 1625 Broadway, Suite 2200 Denver, Colorado 80202
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	May 31, 2004

Date of reporting period:	February 28, 2005

Item 1 – Schedule of Investments.

CLOUGH GLOBAL ALLOCATION FUND
STATEMENT OF INVESTMENTS (Unaudited)
February 28, 2005

		SHARES	VALUE
COMMON STOCKS	90.91%
Coal	5.89%
ALPHA Natural Resources Inc.*		33,000	$858,000
Arch Coal Inc.		38,000	1,694,420
CONSOL Energy Inc.		10,000	458,400
Fording Canadian Coal Trust		20,000	1,869,800
KFx Inc. *		139,000	2,363,000
Massey Energy Co.		50,000	2,179,000
Peabody Energy Corp.		30,000	2,913,000

TOTAL COAL			12,335,620

Consumer/Retail	5.00%
Albertson’s, Inc.		18,500	414,215
B & G Foods Inc.*		67,000	998,300
Blue Nile Inc. *		85,400	2,398,886
Continental Airlines - Class B *		198,000	2,120,580
Education Reality Trust Inc. *		20,000	338,000
Government Properties Trust		30,000	287,100
Lion Corp.		170,000	975,656
Martek Biosciences Corp. *		6,300	422,100
Sapporo Holdings Ltd.		117,000	541,661
Wacoal Corp.		84,000	993,103
York-Benimaru Co., Ltd.		33,000	972,213

TOTAL RETAIL			10,461,814

Exploration & Production	11.95%
Burlington Resources Inc.		38,000	1,885,940
Canadian Natural Resources		25,000	1,422,500
Chesapeake Energy Corp.		152,000	3,296,880
Devon Energy Corp.		25,000	1,169,750
Energy Partners Ltd.*		30,000	775,500
EOG Resources Inc.		20,000	1,822,400
Murphy Oil Corp.		32,700	3,271,308
Petro-Canada		25,000	1,396,000
Petroleo Brasileiro S.A. ADR		39,050	1,905,640
Petroquest Energy Inc.*		95,000	679,250
Royal Dutch Petro-NY Shares		10,000	630,900
Statoil ASA - Sponsor ADR		35,000	637,000
Suncor Energy Inc.		63,000	2,460,150
Talisman Energy Inc.		42,000	1,442,111
Ultra Petroleum Corp.*		16,000	901,600
Western Gas Resources Inc.		36,100	1,335,700

TOTAL EXPLORATION & PRODUCTION			25,032,629

Finance	9.16%
ACOM Co., Ltd.		10,400	$715,252.00
Aiful Corp.		7,000	802,143
Apollo Investment Corp.*		171,200	2,816,240
Banco LatinoAmericano Exp-E		40,000	883,600
Bank of Yokohama Ltd.		280,000	1,724,808
Brookline Bancorp, Inc.		105,000	1,593,900
Cohen & Steers, Inc.		149,500	2,749,305
Daiwa Securities Group Inc.		178,000	1,213,965
Fidelity Bankshares, Inc.		30,270	779,150
First Niagara Financial Group, Inc.		25,000	342,250
Independent Bank Corp.		16,600	489,866
Mitsubishi Tokyo Financial - ADR		45,000	412,650
NewAlliance Bancshares, Inc.		38,000	543,400
Nikko Cordial Corp.		208,000	1,032,589
Nomura Holdings Inc - ADR		33,300	461,205
Nomura Holdings Inc.		30,000	414,080
Promise Co Ltd.		13,000	906,500
Provident Financial Services, Inc.		10,000	178,200
Sovereign Bancorp, Inc.		20,000	458,800
TOC Co Ltd.		13,000	114,401
UFJ Holdings Inc.*		100	552,872

TOTAL FINANCE			19,185,176

Healthcare	1.83%
Biosphere Medical Inc.*		176,803	735,500
Elan Corp PLC - SPONS ADR *		15,000	120,000
Omnicare Inc.		36,400	1,255,436
Sepracor Inc.*		26,700	1,721,349

TOTAL HEALTHCARE			3,832,285

Industrial	12.10%
Abitibi-Consolidated Inc.		260,000	1,198,600
Agrium Inc.		5,000	90,500
American Science & Engineering Inc.*		38,000	1,696,320
Bowne & Co Inc.		156,300	2,469,540
Bridgestone Corp.		74,000	1,412,827
Canfor Corp.*		105,700	1,559,075
Chicago Bridge & Iron Co.		20,000	868,200
Fluor Corp.		11,000	690,250
General Electric Co.		26,000	915,200
GOL Linhas Aereas Inteligentes S.A. - ADR *		30,000	877,200
Jacobs Engineering Group Inc.*		20,000	1,119,600
Kokuyo Co., Ltd.		91,000	1,144,627
Louisiana Pacific Corp.		123,700	3,249,599
Matrix Service Co.*		5,000	40,150
Methanex Corp.		100,000	1,804,000
Nisshinbo Industries Inc.		137,000	1,106,012
Noritz Corp.		41,200	697,537
Nova Chemicals Corp.		5,000	250,500
Packaging Corp of America		32,200	789,544
Sasol Ltd - Sponsored ADR		30,000	761,700
Smurfit-Stone Container Corp.*		60,000	997,800
Trinity Industries, Inc.		25,000	720,000
Willbros Group Inc.*		40,000	860,000

TOTAL INDUSTRIAL			25,318,781

Insurance	3.25%
Allmerica Financial Corp.*		56,000	$2,004,800.00
CNA Financial Corp.*		25,000	719,250
Direct General Corp.		89,800	1,816,654
Metlife Inc.		28,000	1,149,120
Selective Insurance Group, Inc.		13,800	634,938
Specialty Underwriters’ Alliance Inc.*		50,000	490,000

TOTAL INSURANCE			6,814,762

Media	3.67%
China Netcom Group - ADR*		5,000	148,850
Echostar Communications - Class A		64,700	1,924,825
Mobile Telesystems - ADR		5,000	200,450
Nippon Express Co., Ltd.		150,000	766,177
Toho Co., Ltd.		46,000	743,603
Verizon Communications Inc.		62,500	2,248,125
Viacom Inc - Class A		46,885	1,654,572

TOTAL MEDIA			7,686,602

Metals	6.59%
APEX Silver Mines Ltd.*		47,900	904,352
Falconbridge Ltd.		40,200	1,176,601
Freeport McMoran Copper & Gold Inc.		15,000	627,300
Ivanhoe Mines Ltd.*		299,700	2,364,633
Newmont Mining Corp.		58,600	2,638,172
Olin Corp.		107,800	2,689,610
Pan American Silver Corp. *		36,300	613,470
Sherritt International Corp.*		186,000	1,577,396
Western Silver Corp.*		114,000	1,203,840

TOTAL METALS			13,795,374

Oil Services & Drillers	15.49%
BJ Services Co.		50,000	2,498,000
Cooper Cameron Corp.*		44,000	2,538,360
Diamond Offshore Drilling		50,000	2,475,000
ENSCO International Inc.		44,000	1,772,320
FMC Technologies Inc.*		13,000	449,020
Glabal SantaFe Corp.		25,000	937,500
Grant Prideco Inc.*		60,000	1,449,600
Halliburton Co.		86,300	3,794,611
Maverick Tube Corp.*		50,000	1,778,000
National - Oilwell Inc.*		52,000	2,357,680
Newpark Resources Inc.*		65,000	415,350
Patterson Utility Energy Inc.		30,000	750,000
Precision Drilling Corp.*		18,000	1,373,760
Rowan Companies Inc.		50,000	1,584,000
Smith International Inc.		14,000	899,640
Tetra Technologies Inc.*		26,700	835,977
TODCO - Class A *		69,000	1,738,110
Transocean Inc.*		82,000	3,975,360
Varco International Inc.*		21,800	822,078

TOTAL OIL SERVICES & DRILLERS			32,444,366

Technology	2.08%
Adtran Inc.		25,000	$467,750.00
Microsoft Corp.		60,000	1,510,800
Radvision Ltd.*		132,445	1,688,674
Stats ChipPac Ltd -ADR *		113,000	688,170

TOTAL TECHNOLOGY			4,355,394

Transportation	1.81%
Airport Facilities Co., Ltd.		59,000	356,105
Dryships Inc.*		20,000	447,000
East Japan Railway Co.		50	266,392
Golar LNG, Ltd.*		96,000	1,360,320
Overseas Shipholding Group		20,000	1,302,400
Ship Finance International Ltd.		2,666	59,132

TOTAL TRANSPORTATION			3,791,349

Utilities	12.09%
Ameren Corp.		47,000	2,419,090
ATMOS Energy Corp.		19,300	532,101
DTE Energy Co.		57,000	2,520,540
Dynegy Inc.-Class A *		205,000	852,800
Entergy Corp.		26,000	1,797,120
Exelon Corp.		32,000	1,451,520
FPL Group, Inc.		15,000	1,190,250
Great Plains Energy, Inc.		30,000	929,700
Northeast Utilities		100,000	1,867,000
OGE Energy Corp.		61,000	1,582,950
PPL Corp.		20,000	1,090,800
Progress Energy, Inc.		53,000	2,297,020
Public Service Enterprise		35,000	1,909,250
Southern Co.		30,000	963,600
Southern Union Co.*		48,000	1,217,280
Teco Energy Inc.		40,000	635,600
Williams Cos., Inc.		110,000	2,071,300

TOTAL UTILITIES			25,327,921

TOTAL COMMON STOCKS
(Cost $170,568,909)			190,382,073

EXCHANGE TRADED FUNDS	5.10%
iShares
MSCI Brazil		149,000	3,739,900
MSCI Hong Kong		230,900	2,750,019
MSCI Malaysia		289,300	2,074,281
MSCI Pacific		15,000	1,403,100
MSCI Taiwan		57,000	709,080

TOTAL EXCHANGE TRADED FUNDS (Cost $8,940,977)			10,676,380

PREFERRED STOCK	0.63%
Ashford Hospital Trust		50,000	1,325,000

TOTAL PREFERRED STOCK (Cost $1,250,000)			1,325,000

MUTUAL FUNDS	5.86%
J.P. Morgan Prime Money Market Fund		12,277,819	$12,277,819.00

TOTAL MUTUAL FUNDS (Cost $12,277,819)			12,277,819

			PRINCIPAL
DUE DATE		COUPON	AMOUNT	VALUE
CORPORATE BONDS AND NOTES	0.36%
McMoran Exploration Co.
10/6/2011		5.25%	$500,000	743,750

TOTAL CORPORATE BONDS AND NOTES (Cost $500,000)				743,750

U.S. GOVERNMENT & AGENCY OBLIGATIONS	42.09%

US Treasury Notes
11/15/2005 +		5.75%	14,000,000	14,259,224
12/31/2005 +		1.88%	15,000,000	14,843,565
1/31/2007		3.13%	15,000,000	14,880,480
8/15/2008		3.25%	15,000,000	14,728,140
1/15/2009		3.25%	15,000,000	14,667,780
1/15/2010		3.63%	15,000,000	14,752,740

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $88,790,720)				88,131,929

		Shares
PURCHASED OPTIONS	0.34%
iShares Russell 2000
May Put at $125		2,000	690,000
Oil Service HOLDRS
April Put at $90		250	23,750

TOTAL OPTIONS (Cost $1,584,150)			$713,750

TOTAL INVESTMENTS (Cost $283,912,575)	145.29%		$304,250,701
Liabilities in Excess of Other Assets	-45.29%		$(94,837,851)
NET ASSETS	100.00%		$209,412,850

*Non-income producing security
+ A portion of this security was held as collateral for options written and securities sold short as of February 28, 2005.
ADR - American Depositary Receipt

Income Tax Information:
Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

As of Febuary 28, 2005

Gross appreciation (excess of value over tax cost)	$22,833,299
Gross depreciation (excess of tax cost over value)	(3,200,781)
Net unrealized appreciation	$19,632,518
Cost of investments for income tax purposes	$284,618,183

SCHEDULE OF PUT OPTIONS WRITTEN

	EXPIRATION	EXERCISE	NUMBER OF
NAME	DATE	PRICE	CONTRACTS	VALUE

iShares Russell 2000	3/19/2005	$115	(625)	$(6,250)

TOTAL PUT OPTIONS WRITTEN (Premiums Received $102,497)				$(6,250)

SCHEDULE OF SECURITIES SOLD SHORT

NAME	SHARES	VALUE
AVON Products	21,600	$923,832
Capital One Financial Corp.	8,000	613,440
CDW Corp.	8,700	499,989
Comerica Inc.	10,200	582,216
Commerce Bancorp Inc/NJ	38,000	2,328,640
Countrywide Financial Corp.	5,000	173,750
DaimlerChrysler AG	4,000	184,400
Dillards Inc - Class A	46,000	1,071,800
Factset Research Systems Inc.	15,600	514,644
Fastenal Co.	20,500	1,198,430
First Bancorp Puerto Rico	25,100	1,181,206
Ford Motor Co.	260,000	3,289,000
General Motors Corp.	90,400	3,224,568
Harley Davidson Inc.	10,000	618,800
Ishares MSCI Japan Index FD	141,000	1,524,210
Janus Capital Group Inc.	5,000	70,150
JP Morgan Chase & Co.	16,000	584,800
New York Community Bancorp.	40,000	734,400
Panera Bread Company - Class A *	5,000	267,300
Principal Financial Group	45,000	1,755,900
Polaris Industries Inc.	15,000	1,046,850
Retail HOLDRs Trust	32,400	3,142,476
Charles Schwab Corp.	5,000	52,500
Winnebago Industries	5,000	176,750

TOTAL SECURITIES SOLD SHORT (Proceeds $26,980,081)		$25,760,051

SEE NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

Notes to Quarterly Statement of Investments

1.  Significant Accounting and Operating Policies

Clough Global Allocation Fund is a closed-end management investment company (the “Fund”) that was organized under the laws of the state of Delaware by an Agreement and Declaration of Trust dated April 27, 2004.   The Fund is a non-diversified series with an investment objective to provide a high level of total return. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.

The following summarizes the significant accounting policies of the Fund.

Security Valuation:  The net asset value per Share of the Fund is determined no less frequently than daily, on each day that the American Stock Exchange (the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time).  Trading may take place in foreign issues held by the Fund at times when the Fund is not open for business.  As a result, the Fund’s net asset value may change at times when it is not possible to purchase or sell shares of the Fund.  Securities held by the fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day.  Over-the-counter securities traded on NASDAQ are valued based upon the closing price.  Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or pricing services at the mean between the latest available bid and asked prices.  As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities.  Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value.  Over-the-counter options are valued at the mean between bid and asked prices provided by dealers.  Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices.  Securities for which there is no such quotation or valuation and all other assets are valued at fair value in good faith by or at the direction of the Trustees.

Foreign Securities:  The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

Options:  In order to hedge against adverse market shifts, the Fund may utilize up to 10% of its total assets to purchase put and call options on securities.  The Fund may also utilize an additional 10% of its total assets to purchase put and call options on domestic stock indices to hedge against risks of market-wide price movements affecting its assets.  When a Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid.

The Fund may also write covered put and call options on securities and stock indices.  When a Fund writes a put or call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing securities.

Written option activity as of February 28, 2005 was as follows:

PUT OPTIONS

	Principal/
	Number of	Amount of
	Contracts	Premiums
Options outstanding as of November 30, 2004	—	—
Options written	2,325	$315,023
Options closed or expired	(1,700)	(212,526)

Options outstanding as of February 28, 2005	625	$102,497

Short Sales:  The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Securities Transactions and Investment Income:  Investment security transactions are accounted for as of trade date.  Dividend income is recorded on the ex-dividend date.  Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.  Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s  Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL ALLOCATION FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	April 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	April 29, 2005

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	April 29, 2005